Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Compensation for Key Management and Non-executive Directors

Compensation for key management and non-executive directors recognized during the year comprised (in USD thousands):

	December 31,
	2021	2020	2019
Salaries and other short-term employee benefits	$2,761	$1,155	$756
Pension costs	117	70	32
Share-based compensation expense	6,906	1,065	441
Other compensation	44	146	24
Total	$9,828	$2,436	$1,253

Summary of Related Parties Participated in Sale of Series F Preferred Shares

Related parties participated in the sale of Series F preferred shares during the year to the following extent:

Name of shareholder	Number of preferred shares purchased
Alychlo NV	233,580
Generation IM Sustainable Fund III, L.P	389,300
Total	622,880